UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Courtney R. Taylor

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America Investment portfolio May 31, 2014 unaudited

Bonds, notes & other debt instruments 97.05%
U.S. Treasury bonds & notes 52.47%	Principal amount	Value
U.S. Treasury 47.98%	(000)	(000)

U.S. Treasury 2.625% 2014	$188,250	$189,044
U.S. Treasury 0.25% 2015	231,600	231,936
U.S. Treasury 0.25% 2015	165,000	165,155
U.S. Treasury 1.25% 2015	25,000	25,359
U.S. Treasury 1.75% 2015[1]	100,000	101,875
U.S. Treasury 2.25% 2015	58,000	58,832
U.S. Treasury 4.125% 2015	50,000	51,906
U.S. Treasury 4.25% 2015	50,000	52,469
U.S. Treasury 0.25% 2016	9,775	9,771
U.S. Treasury 0.625% 2016	265,000	265,146
U.S. Treasury 0.625% 2016	165,000	165,239
U.S. Treasury 0.625% 2016	145,000	145,544
U.S. Treasury 0.875% 2016	53,000	53,457
U.S. Treasury 1.00% 2016	25,000	25,286
U.S. Treasury 1.50% 2016	60,000	61,366
U.S. Treasury 1.50% 2016	12,600	12,888
U.S. Treasury 1.75% 2016	26,000	26,713
U.S. Treasury 2.00% 2016	70,000	72,216
U.S. Treasury 2.375% 2016	50,000	51,905
U.S. Treasury 2.625% 2016	20,000	20,822
U.S. Treasury 3.00% 2016	20,000	21,159
U.S. Treasury 4.50% 2016	47,500	50,926
U.S. Treasury 5.125% 2016	96,500	105,462
U.S. Treasury 7.50% 2016	40,000	46,791
U.S. Treasury 0.625% 2017	318,075	316,373
U.S. Treasury 0.75% 2017	49,250	49,119
U.S. Treasury 0.875% 2017	262,000	262,781
U.S. Treasury 0.875% 2017	145,000	145,458
U.S. Treasury 1.00% 2017	277,250	279,374
U.S. Treasury 2.50% 2017	153,750	161,516
U.S. Treasury 4.50% 2017	60,000	66,518
U.S. Treasury 4.625% 2017	115,000	127,242
U.S. Treasury 8.75% 2017	25,000	30,845
U.S. Treasury 0.75% 2018	50,000	49,315
U.S. Treasury 1.25% 2018	84,000	83,485
U.S. Treasury 1.25% 2018	41,750	41,546
U.S. Treasury 3.50% 2018	50,000	54,373
U.S. Treasury 1.625% 2019	20,000	20,126
U.S. Treasury 8.75% 2020	15,000	20,960
U.S. Treasury 2.25% 2021	51,000	51,703
U.S. Treasury 2.25% 2021	40,900	41,496
U.S. Treasury 8.00% 2021	20,000	28,202
U.S. Treasury 1.75% 2022	56,800	54,837
U.S. Treasury 2.50% 2023	71,000	71,644
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.75% 2023	$354,000	$ 364,054
U.S. Treasury 6.25% 2023	25,000	33,194
U.S. Treasury 7.125% 2023	15,000	20,774
U.S. Treasury 2.50% 2024	85,000	85,206
U.S. Treasury 2.75% 2024	111,000	113,906
U.S. Treasury 3.625% 2044	13,750	14,560
		4,599,874
U.S. Treasury inflation-protected securities[2] 4.49%

U.S. Treasury Inflation-Protected Security 1.625% 2015	1,206	1,230
U.S. Treasury Inflation-Protected Security 0.125% 2016	21,406	21,984
U.S. Treasury Inflation-Protected Security 2.00% 2016	23,806	25,155
U.S. Treasury Inflation-Protected Security 0.125% 2018	15,330	15,845
U.S. Treasury Inflation-Protected Security 0.125% 2019	82,673	85,071
U.S. Treasury Inflation-Protected Security 0.375% 2023	42,636	43,553
U.S. Treasury Inflation-Protected Security 0.625% 2024	151,367	157,069
U.S. Treasury Inflation-Protected Security 2.00% 2026	2,976	3,521
U.S. Treasury Inflation-Protected Security 1.375% 2044	70,709	77,237
		430,665
Total U.S. Treasury bond & notes		5,030,539
Corporate bonds & notes 26.91%
Financials 8.84%

Bank of America Corp. 4.50% 2015	5,000	5,161
Bank of America Corp., Series L, 3.625% 2016	6,985	7,324
Bank of America Corp. 3.75% 2016	11,000	11,610
Bank of America Corp. 1.25% 2017	7,000	7,018
Bank of America Corp. 5.75% 2017	5,070	5,747
Bank of America Corp. 2.60% 2019	10,000	10,160
Bank of America Corp., Series L, 2.65% 2019	7,000	7,110
Bank of America Corp. 5.625% 2020	7,000	8,079
Bank of America Corp. 4.00% 2024	6,835	6,998
JPMorgan Chase & Co. 3.40% 2015	6,000	6,178
JPMorgan Chase & Co. 1.125% 2016	15,000	15,091
JPMorgan Chase & Co. 1.35% 2017	7,000	7,037
JPMorgan Chase & Co. 1.625% 2018	18,500	18,409
JPMorgan Chase & Co. 3.625% 2024	3,000	3,024
Citigroup Inc. 4.587% 2015	18,865	19,959
Citigroup Inc. 6.01% 2015	3,198	3,306
Citigroup Inc. 1.70% 2016	7,000	7,092
Citigroup Inc. 3.953% 2016	5,535	5,859
Citigroup Inc. 2.50% 2018	7,500	7,625
American Express Centurion Bank 0.875% 2015	12,000	12,066
American Express Co. 6.15% 2017	2,900	3,334
American Express Co. 0.818% 2018[3]	25,000	25,218
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,334
Goldman Sachs Group, Inc. 2.625% 2019	6,300	6,392
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,004
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,116
Goldman Sachs Group, Inc. 4.00% 2024	3,000	3,056
Morgan Stanley, Series F, 6.00% 2015	3,635	3,811
Morgan Stanley 1.75% 2016	10,000	10,154
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Morgan Stanley 3.80% 2016	$ 6,325	$ 6,662
Morgan Stanley 2.125% 2018	10,000	10,098
HSBC Finance Corp. 0.666% 2016[3]	4,400	4,400
HSBC Bank PLC 0.864% 2018[3,4]	9,800	9,883
HSBC Holdings PLC 4.875% 2020	6,000	6,676
HSBC Holdings PLC 4.00% 2022	2,950	3,146
HSBC Holdings PLC 4.25% 2024	5,000	5,154
Kimco Realty Corp., Series C, 4.82% 2014	795	795
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,184
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,325
Kimco Realty Corp. 5.70% 2017	5,500	6,161
Kimco Realty Corp. 6.875% 2019	2,000	2,423
Rabobank Nederland 2.25% 2019	7,000	7,088
Rabobank Nederland 4.625% 2023	20,500	21,656
MetLife Global Funding I 2.50% 2015[4]	12,000	12,328
MetLife Global Funding I 1.30% 2017[4]	8,500	8,538
MetLife Global Funding I 2.30% 2019[4]	4,720	4,780
New York Life Global Funding 2.10% 2019[4]	25,000	25,104
Wells Fargo & Co. 1.25% 2016	7,000	7,072
Wells Fargo & Co. 3.676% 2016	7,000	7,409
Wells Fargo & Co. 4.10% 2026	9,970	10,066
Westfield Group 5.75% 2015[4]	10,000	10,648
Westfield Group 5.70% 2016[4]	1,250	1,386
Westfield Group 7.125% 2018[4]	1,000	1,194
Westfield Group 4.625% 2021[4]	4,770	5,364
Westfield Group 3.375% 2022[4]	5,600	5,775
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,785
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,068
Simon Property Group, LP 4.20% 2015	9,430	9,577
Simon Property Group, LP 6.10% 2016	7,000	7,626
Simon Property Group, LP 1.50% 2018[4]	6,480	6,461
US Bank NA 4.95% 2014	2,550	2,600
US Bancorp., Series T, 1.65% 2017	8,500	8,639
US Bancorp. 0.714% 2018[3]	1,295	1,302
US Bancorp. 0.628% 2019[3]	10,000	10,031
Prologis, Inc. 5.625% 2016	6,260	6,887
Prologis, Inc. 2.75% 2019	6,005	6,137
Prologis, Inc. 3.35% 2021	1,000	1,022
Prologis, Inc. 4.25% 2023	8,000	8,421
Hospitality Properties Trust 5.125% 2015	1,130	1,140
Hospitality Properties Trust 6.30% 2016	6,340	6,825
Hospitality Properties Trust 6.70% 2018	11,450	12,957
Barclays Bank PLC 5.20% 2014	4,500	4,522
Barclays Bank PLC 6.05% 2017[4]	4,140	4,708
Barclays Bank PLC 2.50% 2019	10,000	10,181
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,226
Bank of New York Mellon Corp. 0.785% 2018[3]	10,000	10,072
BNP Paribas 3.60% 2016	7,000	7,340
BNP Paribas 5.00% 2021	8,000	8,918
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,124
Nordea Bank AB 3.125% 2017[4]	5,000	5,273
Nordea Bank AB 4.875% 2021[4]	2,500	2,702
BB&T Corp. 1.00% 2017	7,000	6,988
BB&T Corp., Series C, 1.60% 2017	8,250	8,325
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

BPCE SA group 5.70% 2023[4]	$ 7,500	$ 8,134
BPCE SA group 5.15% 2024[4]	5,300	5,530
Svenska Handelsbanken AB 1.625% 2018	12,500	12,473
UBS AG 4.875% 2020	11,000	12,421
Credit Suisse Group AG 2.30% 2019	11,500	11,557
ACE INA Holdings Inc. 2.60% 2015	10,090	10,392
USAA Capital Corp 2.125% 2019[4]	10,000	10,100
DCT Industrial Trust Inc. 4.50% 2023	9,750	10,098
Credit Agricole SA 2.50% 2019[4]	7,500	7,567
Boston Properties, Inc. 3.70% 2018	7,000	7,502
Regions Financial Corp. 2.00% 2018	7,500	7,485
ANZ National (International) Ltd. 3.125% 2015[4]	7,000	7,212
American International Group, Inc. 4.125% 2024	6,400	6,738
Westpac Banking Corp. 3.00% 2015	6,300	6,541
Discover Financial Services 4.20% 2023	5,930	6,254
Host Hotels & Resorts LP 6.00% 2020	5,465	5,983
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,310
Société Générale 3.10% 2015[4]	5,000	5,154
PRICOA Global Funding I 2.20% 2019[4]	5,000	5,037
Capital One Bank 1.15% 2016	5,000	5,018
Standard Chartered Bank 3.95% 2023[4]	5,000	4,953
ERP Operating LP 5.25% 2014	4,000	4,053
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,844
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,610
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,912
Unum Group 7.125% 2016	2,800	3,195
Northern Trust Corp. 5.85% 2017[4]	2,750	3,149
CNA Financial Corp. 3.95% 2024	2,945	3,051
Royal Bank of Canada 1.20% 2017	3,000	3,019
Prudential Financial, Inc. 3.50% 2024	3,000	3,015
Intercontinentalexchange, Inc. 4.00% 2023	2,500	2,646
Piedmont Operating Partnership LP 4.45% 2024	2,000	2,060
		847,457
Health care 3.11%

Pfizer Inc. 0.533% 2018[3]	5,000	5,013
Pfizer Inc. 2.10% 2019	32,000	32,280
Pfizer Inc. 3.40% 2024	2,700	2,748
Gilead Sciences, Inc. 2.40% 2014	2,865	2,894
Gilead Sciences, Inc. 3.05% 2016	8,285	8,711
Gilead Sciences, Inc. 3.70% 2024	24,795	25,524
Novartis Capital Corp. 2.90% 2015	10,000	10,240
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,459
Novartis Capital Corp. 3.40% 2024	14,000	14,286
Schering-Plough Corp. 6.00% 2017	7,945	9,187
Merck & Co., Inc. 0.586% 2018[3]	10,000	10,046
Merck & Co., Inc. 1.10% 2018	11,080	10,957
Amgen Inc. 1.875% 2014	5,000	5,034
Amgen Inc. 2.50% 2016	8,850	9,192
Amgen Inc. 2.20% 2019	10,000	10,012
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,027
Thermo Fisher Scientific Inc. 2.40% 2019	7,000	7,095
Thermo Fisher Scientific Inc. 4.15% 2024	3,500	3,691
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

AbbVie Inc. 1.75% 2017	$ 7,500	$ 7,570
AbbVie Inc. 2.90% 2022	10,165	10,017
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,532
Express Scripts Inc. 2.65% 2017	12,560	13,052
McKesson Corp. 0.95% 2015	3,035	3,051
McKesson Corp. 1.40% 2018	7,500	7,433
McKesson Corp. 2.284% 2019	2,500	2,519
McKesson Corp. 3.796% 2024	3,000	3,072
GlaxoSmithKline Capital Inc. 1.50% 2017	10,039	10,169
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,779
UnitedHealth Group Inc. 1.875% 2016	3,650	3,752
UnitedHealth Group Inc. 1.40% 2017	3,020	3,041
UnitedHealth Group Inc. 6.00% 2017	4,750	5,423
Roche Holdings, Inc. 6.00% 2019[4]	6,883	8,155
Sanofi 1.25% 2018	8,000	7,912
WellPoint, Inc. 5.25% 2016	3,000	3,216
WellPoint, Inc. 2.375% 2017	3,000	3,093
Aetna Inc. 1.50% 2017	5,000	5,028
DENTSPLY International Inc. 2.75% 2016	3,930	4,068
Celgene Corp 3.625% 2024	3,000	3,026
Dignity Health 3.125% 2022	2,000	1,883
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	986
		298,173
Consumer staples 2.95%

Anheuser-Busch InBev NV 0.587% 2014[3]	11,625	11,631
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,203
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,673
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,558
Anheuser-Busch InBev NV 0.623% 2019[3]	8,500	8,498
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,107
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,154
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,313
Wal-Mart Stores, Inc. 1.00% 2017	6,290	6,308
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,929
Wal-Mart Stores, Inc. 5.80% 2018	740	859
Wal-Mart Stores, Inc. 3.30% 2024	2,285	2,317
Altria Group, Inc. 4.75% 2021	4,000	4,443
Altria Group, Inc. 2.85% 2022	10,000	9,660
Altria Group, Inc. 2.95% 2023	2,000	1,911
Altria Group, Inc. 4.00% 2024	9,500	9,816
Coca-Cola Co. 1.50% 2015	10,000	10,166
Coca-Cola Co. 1.80% 2016	6,500	6,667
Coca-Cola Co. 3.15% 2020	6,285	6,606
SABMiller Holdings Inc. 2.45% 2017[4]	17,290	17,862
SABMiller Holdings Inc. 2.20% 2018[4]	2,700	2,723
ConAgra Foods, Inc. 1.30% 2016	8,590	8,671
ConAgra Foods, Inc. 1.90% 2018	7,835	7,895
ConAgra Foods, Inc. 3.20% 2023	2,000	1,956
WM. Wrigley Jr. Co 2.40% 2018[4]	6,650	6,788
WM. Wrigley Jr. Co 3.375% 2020[4]	10,000	10,426
Procter & Gamble Co. 3.50% 2015	7,500	7,670
Procter & Gamble Co. 1.45% 2016	8,410	8,564
Pernod Ricard SA 2.95% 2017[4]	14,500	15,074
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

British American Tobacco International Finance PLC 2.125% 2017[4]	$ 7,000	$ 7,169
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,730
Philip Morris International Inc. 1.875% 2019	2,400	2,400
Philip Morris International Inc. 2.90% 2021	8,850	8,964
Philip Morris International Inc. 3.60% 2023	1,500	1,545
Reynolds American Inc. 3.25% 2022	6,850	6,630
Reynolds American Inc. 4.85% 2023	3,750	4,041
PepsiCo, Inc. 2.50% 2016	10,000	10,371
Kraft Foods Inc. 2.25% 2017	7,725	7,952
Tesco PLC 5.50% 2017[4]	6,840	7,694
		282,944
Energy 2.57%

StatoilHydro ASA 2.90% 2014	3,110	3,140
Statoil ASA 3.125% 2017	22,000	23,397
Statoil ASA 0.685% 2018[3]	5,000	5,043
Statoil ASA 1.95% 2018	1,595	1,614
Statoil ASA 3.15% 2022	4,000	4,090
Total Capital SA 3.00% 2015	7,000	7,195
Total Capital SA 2.30% 2016	8,000	8,264
Total Capital Canada Ltd. 1.45% 2018	20,130	20,219
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,102
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,308
Kinder Morgan Energy Partners, LP 3.50% 2021	4,430	4,493
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,077
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	3,040
Chevron Corp. 1.718% 2018	20,000	20,188
Transocean Inc. 5.05% 2016	2,030	2,214
Transocean Inc. 2.50% 2017	11,595	11,866
Transocean Inc. 6.375% 2021	2,220	2,548
Transocean Inc. 3.80% 2022	2,000	1,958
Exxon Mobil Corp. 0.921% 2017	7,000	7,025
Exxon Mobil Corp. 0.385% 2019[3]	8,500	8,518
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,180
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,998
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,027
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,947
Shell International Finance BV 3.10% 2015	7,500	7,728
Shell International Finance BV 2.00% 2018	4,365	4,465
Marathon Oil Corp. 0.90% 2015	7,500	7,540
ConocoPhillips 1.05% 2017	7,500	7,464
Devon Energy Corp. 2.25% 2018	7,225	7,316
Husky Energy Inc. 5.90% 2014	6,000	6,010
Enbridge Inc. 5.60% 2017	2,500	2,797
Enbridge Inc. 4.00% 2023	3,000	3,133
Enterprise Products Operating LLC 1.25% 2015	5,000	5,042
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,022
CNOOC Finance (2013) Ltd. 3.00% 2023	5,000	4,712
Williams Partners LP 4.30% 2024	3,000	3,119
BP Capital Markets PLC 3.875% 2015	2,500	2,569
Petrobras Global Finance Co. 6.25% 2024	1,500	1,597
		245,965
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 2.55%	(000)	(000)

MidAmerican Energy Holdings Co. 2.00% 2018	$17,350	$ 17,450
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,128
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,891
NV Energy, Inc 6.25% 2020	1,200	1,428
MidAmerican Energy Holdings Co. 3.75% 2023	9,755	10,110
Iberdrola Finance Ireland 3.80% 2014[4]	15,000	15,126
Scottish Power PLC 5.375% 2015	4,000	4,142
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,639
Niagara Mohawk Power 3.553% 2014[4]	11,170	11,284
National Grid PLC 6.30% 2016	10,990	12,213
PSEG Power LLC 2.75% 2016	2,810	2,926
PSEG Power LLC 2.45% 2018	10,000	10,172
PSEG Power LLC 4.30% 2023	3,000	3,145
Duke Energy Corp. 0.608% 2017[3]	5,000	5,019
Duke Energy Corp. 3.95% 2023	2,500	2,641
Duke Energy Corp. 3.75% 2024	8,200	8,488
Enel Finance International SA 3.875% 2014[4]	15,550	15,716
E.ON International Finance BV 5.80% 2018[4]	13,000	14,935
PG&E Corp. 2.40% 2019	2,000	2,027
Pacific Gas and Electric Co. 3.85% 2023	8,983	9,405
Pacific Gas and Electric Co. 3.75% 2024	3,237	3,363
Teco Finance, Inc. 4.00% 2016	6,000	6,341
Teco Finance, Inc. 5.15% 2020	3,000	3,392
Tampa Electric Co. 2.60% 2022	3,000	2,892
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,605
American Electric Power Co. 1.65% 2017	10,000	10,068
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	553
Consumers Energy Co. 2.85% 2022	7,500	7,506
CMS Energy Corp. 3.875% 2024	1,000	1,046
State Grid Overseas Investment Ltd. 1.75% 2018[4]	7,500	7,399
Entergy Louisiana, LLC 1.875% 2014	5,000	5,041
Entergy Louisiana, LLC 3.30% 2022	2,000	2,045
Commonwealth Edison Company 2.15% 2019	5,000	5,054
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,667
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	522
Electricité de France SA 1.15% 2017[4]	3,000	3,013
Public Service Co. of Colorado 5.80% 2018	2,250	2,600
Empresa Nacional de Electricidad SA 4.25% 2024	1,200	1,225
		244,217
Consumer discretionary 2.06%

DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	7,500	7,574
DaimlerChrysler North America Holding Corp. 1.085% 2018[3,4]	7,500	7,588
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,994
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,157
Comcast Corp. 5.85% 2015	3,000	3,234
Comcast Corp. 5.90% 2016	10,000	10,949
Comcast Corp. 6.30% 2017	9,000	10,512
Comcast Corp. 3.60% 2024	2,000	2,068
Walt Disney Co. 0.875% 2014	7,000	7,023
Walt Disney Co. 1.10% 2017	6,685	6,662
Walt Disney Co. 1.85% 2019	12,500	12,480
Volkswagen International Finance NV 1.125% 2016[4]	5,000	5,025
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Volkswagen Group of America Finance, LLC 1.25% 2017[4]	$10,000	$ 10,014
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,128
Time Warner Inc. 2.10% 2019	5,785	5,792
Time Warner Inc. 4.75% 2021	8,750	9,786
Ford Motor Credit Co. 1.70% 2016	7,500	7,616
Ford Motor Credit Co. 1.50% 2017	2,500	2,514
Ford Motor Credit Co. 2.375% 2019	5,000	5,020
Dollar General Corp. 1.875% 2018	12,000	11,992
Dollar General Corp. 3.25% 2023	65	63
Carnival Corp. 3.95% 2020	10,000	10,544
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,552
NBCUniversal Media, LLC 2.875% 2016	7,000	7,295
Mattel, Inc. 2.35% 2019	6,500	6,547
Viacom Inc. 2.50% 2018	5,825	5,973
CBS Corp. 1.95% 2017	4,800	4,894
Thomson Reuters Corp. 4.30% 2023	2,000	2,095
Cox Communications, Inc. 6.25% 2018[4]	250	286
		197,377
Telecommunication services 1.80%

Verizon Communications Inc. 3.00% 2016	13,000	13,544
Verizon Communications Inc. 3.65% 2018	25,000	26,806
Verizon Communications Inc. 5.15% 2023	34,210	38,538
Verizon Communications Inc. 4.15% 2024	5,000	5,242
AT&T Inc. 0.90% 2016	5,000	5,019
AT&T Inc. 2.40% 2016	16,530	17,061
AT&T Inc. 2.95% 2016	8,000	8,335
AT&T Inc. 1.137% 2018[3]	5,000	5,098
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,022
Deutsche Telekom International Finance BV 3.125% 2016[4]	10,250	10,684
Deutsche Telekom International Finance BV 2.25% 2017[4]	5,600	5,760
France Télécom 2.125% 2015	10,000	10,173
Orange SA 2.75% 2019	5,000	5,134
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,133
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,254
Telecom Italia Capital SA 6.175% 2014	6,000	6,007
		172,810
Industrials 1.39%

General Electric Co. 0.85% 2015	9,000	9,054
General Electric Capital Corp. 1.00% 2015	11,300	11,403
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,748
General Electric Capital Corp. 2.95% 2016	3,255	3,400
General Electric Capital Corp. 2.30% 2017	16,135	16,681
General Electric Corp. 5.25% 2017	7,500	8,492
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,404
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,308
United Technologies Corp. 1.80% 2017	12,655	12,926
Canadian National Railway Co. 5.85% 2017	7,000	8,017
Norfolk Southern Corp. 5.75% 2016	7,190	7,763
Union Pacific Corp. 5.70% 2018	5,900	6,872
Boeing Company 0.95% 2018	6,500	6,382
Paccar Financial Corp. 0.835% 2018[3]	5,000	5,054
BAE Systems Holdings Inc. 4.95% 2014[4]	4,500	4,500
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

Volvo Treasury AB 5.95% 2015[4]	$ 4,300	$ 4,486
Atlas Copco AB 5.60% 2017[4]	4,000	4,468
Burlington Northern Santa Fe LLC 3.75% 2024	1,190	1,234
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	1,042	1,154
		133,346
Materials 0.82%

Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,222
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,348
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,087
Glencore Xstrata LLC 2.50% 2019[4]	9,000	8,894
Xstrata Canada Financial Corp. 4.95% 2021[4]	8,500	9,045
Glencore Xstrata LLC 4.125% 2023[4]	2,000	1,979
Glencore Xstrata LLC 4.625% 2024[4]	1,500	1,524
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,901
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,750	4,994
Praxair, Inc. 1.05% 2017	7,500	7,465
Newcrest Finance Pty Ltd. 4.45% 2021[4]	6,700	6,385
Ecolab Inc. 3.00% 2016	5,455	5,740
		78,584
Information technology 0.82%

International Business Machines Corp. 1.95% 2016	9,650	9,926
International Business Machines Corp. 2.00% 2016	7,000	7,183
International Business Machines Corp. 5.70% 2017	5,000	5,721
International Business Machines Corp. 1.25% 2018	10,000	9,973
International Business Machines Corp. 1.625% 2020	4,010	3,851
International Business Machines Corp. 3.625% 2024	4,000	4,114
Oracle Corp. 1.20% 2017	3,000	2,998
Oracle Corp. 0.806% 2019[3]	8,500	8,599
Oracle Corp. 2.375% 2019	7,000	7,173
Cisco Systems, Inc. 0.733% 2019[3]	7,500	7,544
Apple Inc. 0.523% 2019[3]	7,500	7,527
Samsung Electronics America, Inc. 1.75% 2017[4]	3,475	3,499
		78,108
Total corporate bonds & notes		2,578,981
Mortgage-backed obligations 10.70%
Federal agency mortgage-backed obligations[5] 6.13%

Fannie Mae 7.00% 2015	30	31
Fannie Mae 11.50% 2019	2	2
Fannie Mae 5.00% 2023	1,672	1,803
Fannie Mae 9.042% 2026[3]	153	173
Fannie Mae 6.00% 2028	1,243	1,388
Fannie Mae 6.00% 2028	463	517
Fannie Mae 6.00% 2028	445	497
Fannie Mae 6.50% 2034	1,365	1,539
Fannie Mae 2.213% 2037[3]	1,167	1,242
Fannie Mae 2.393% 2037[3]	4,919	5,258
Fannie Mae 2.479% 2037[3]	2,951	3,165
Fannie Mae 7.00% 2037	332	377
Fannie Mae 7.50% 2037	83	95
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 2.348% 2038[3]	$ 1,227	$ 1,311
Fannie Mae 5.288% 2038[3]	330	353
Fannie Mae 3.726% 2039[3]	290	304
Fannie Mae 3.782% 2039[3]	422	443
Fannie Mae 3.959% 2039[3]	220	232
Fannie Mae 3.992% 2039[3]	2,675	2,851
Fannie Mae 6.50% 2039	1,001	1,121
Fannie Mae 3.253% 2040[3]	7,730	8,311
Fannie Mae 4.198% 2040[3]	3,674	3,915
Fannie Mae 4.379% 2040[3]	4,520	4,832
Fannie Mae 5.50% 2040	2,033	2,270
Fannie Mae 5.50% 2040	1,042	1,160
Fannie Mae 3.437% 2041[3]	4,239	4,488
Fannie Mae 3.552% 2041[3]	8,473	8,894
Fannie Mae 2.059% 2042[3]	9,823	10,122
Fannie Mae 2.188% 2042[3]	11,155	11,533
Fannie Mae 2.592% 2042[3]	22,127	22,373
Fannie Mae 2.618% 2042[3]	3,535	3,644
Fannie Mae 2.94% 2042[3]	3,151	3,260
Fannie Mae 4.00% 2042	23,817	25,299
Fannie Mae 3.50% 2044[6]	52,720	54,118
Fannie Mae 4.00% 2044[6]	49,300	52,050
Fannie Mae 4.50% 2044[6]	123,600	133,275
Fannie Mae 4.50% 2044[6]	72,000	77,850
Fannie Mae 7.00% 2047	72	80
Fannie Mae 3.876% 2050[3]	1,858	1,972
Fannie Mae, Series 2001-4, Class GA, 9.481% 2025[3]	141	161
Fannie Mae, Series 2001-4, Class NA, 10.41% 2025[3]	104	116
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	494	579
Fannie Mae, Series 2001-20, Class D, 11.006% 2031[3]	21	22
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	653	658
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,753	1,662
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,888	6,589
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,847	2,040
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	4,528	4,195
Fannie Mae, Series 2007-114, Class A7, 0.35% 2037[3]	12,500	12,320
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,093	3,402
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	143	167
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	109	123
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	563	661
Freddie Mac 5.00% 2023	1,776	1,920
Freddie Mac 5.00% 2023	615	665
Freddie Mac 5.00% 2024	399	432
Freddie Mac 4.00% 2026	6,694	7,164
Freddie Mac 6.00% 2026	149	166
Freddie Mac 6.00% 2026	56	62
Freddie Mac 6.50% 2027	1,073	1,214
Freddie Mac 2.564% 2037[3]	1,223	1,307
Freddie Mac 6.00% 2037	1,312	1,471
Freddie Mac 6.00% 2037	328	368
Freddie Mac 2.204% 2038[3]	3,269	3,431
Freddie Mac 2.545% 2038[3]	1,153	1,232
Freddie Mac 3.689% 2039[3]	1,193	1,244
Freddie Mac 3.398% 2041[3]	1,924	2,053
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 5.00% 2041	$ 768	$ 849
Freddie Mac 2.801% 2043[3]	23,736	24,449
Freddie Mac, Series 1567, Class A, 0.551% 2023[3]	25	25
Freddie Mac, Series 2626, Class NG, 3.50% 2023	87	91
Freddie Mac, Series T-041, Class 3-A, 6.752% 2032[3]	340	392
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,284	3,593
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	3,956	3,638
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,969	1,806
Freddie Mac, Series 3156, Class NG, 6.00% 2036	2,137	2,364
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	555	512
Freddie Mac, Series 3271, Class OA, 6.00% 2037	2,847	3,135
Government National Mortgage Assn. 2.50% 2042[3]	2,611	2,684
Government National Mortgage Assn. 4.654% 2061	11,446	12,561
Government National Mortgage Assn. 2.408% 2063[3]	6,573	7,064
Government National Mortgage Assn. 2.408% 2064[3]	9,191	9,873
Government National Mortgage Assn. 4.775% 2064[7]	4,379	4,803
Government National Mortgage Assn. 5.048% 2064	1,781	1,922
		587,333
Commercial mortgage-backed securities[5] 4.27%

Hilton USA Trust, Series 2013-HLF, AFL, 1.151% 2030[3,4]	20,000	20,019
Hilton USA Trust, Series 2013-HLF, BFL, 1.651% 2030[3,4]	5,000	5,007
Hilton USA Trust Series 2013-HLF, CFL, 2.051% 2030[3,4]	7,000	7,010
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	25,562	25,950
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4]	4,250	4,369
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	8,750	8,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	8,842	8,856
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[3]	24,540	26,513
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,232
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	10,316	11,603
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	12	12
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	15,000	16,415
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.715% 2043[3]	9,838	10,662
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.28% 2044[3]	8,981	9,454
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.745% 2049[3]	7,500	8,283
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[3]	818	819
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3]	1,000	1,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,830	8,499
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	6,818	7,136
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[3]	11,522	12,861
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[3]	10,050	11,142
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.658% 2042[3]	1,000	1,078
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	28,091	30,610
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049	5,621	5,868
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[3,4]	24,215	24,215
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.87% 2046[3]	5,921	6,448
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	3,000	3,241
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.896% 2049[3]	12,250	13,736
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	20,779	22,108
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	17,087	18,699
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3]	3,024	3,249
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	8,365	9,215
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[3]	4,500	5,167
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[3]	2,000	2,196
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	13,883	14,998
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[5] (continued)	(000)	(000)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	$ 4,927	$ 5,320
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.863% 2045[3]	6,500	7,105
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	2,850	2,980
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	8,407	8,778
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	7,005	7,829
Aventura Mall Trust, Series A, 3.743% 2032[3,4]	4,300	4,576
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.459% 2039[3]	1,782	1,782
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.311% 2045[3]	1,151	1,155
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4]	1,175	1,228
		409,403
Collateralized mortgage-backed obligations (privately originated)[5] 0.17%

Freddie Mac, Series 2013-DN2, Class M-1, 1.60% 2023[3]	3,205	3,240
Freddie Mac, Series 2013-DN1, Class M-1, 3.55% 2023[3]	3,819	4,025
Freddie Mac, Series 2014-DN1, Class M-1, 1.15% 2024[3]	7,415	7,459
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	221	237
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	218	237
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	297	320
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	782	859
Paine Webber CMO, Series O, Class 5, 9.50% 2019	40	44
		16,421
Other mortgage-backed obligations[5] 0.13%

Bank of Montreal 2.85% 2015[4]	7,500	7,698
Northern Rock PLC 5.625% 2017[4]	3,150	3,555
Royal Bank of Canada 3.125% 2015[4]	1,000	1,024
		12,277
Total mortgage-backed obligations		1,025,434
Federal agency bonds & notes 3.32%

Fannie Mae 2.625% 2014	9,000	9,107
Fannie Mae 3.00% 2014	8,250	8,320
Fannie Mae 1.625% 2015	20,000	20,394
Fannie Mae 2.375% 2015	25,000	25,630
Fannie Mae 0.50% 2016	14,630	14,662
Fannie Mae 0.875% 2018	15,000	14,752
Fannie Mae 1.875% 2018	25,110	25,571
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017	41,817	41,990
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	8,335	8,381
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3]	6,405	6,687
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3]	5,455	5,700
Freddie Mac 5.00% 2014	10,000	10,058
Freddie Mac 0.75% 2018	10,000	9,864
Freddie Mac 4.875% 2018	11,135	12,711
Freddie Mac 1.25% 2019	25,000	24,384
Freddie Mac 1.375% 2020	20,000	19,387
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3]	3,580	3,745
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,363
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	9,195	9,035
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3]	6,360	6,698
Federal Home Loan Bank 5.50% 2014	5,000	5,053
Federal Home Loan Bank 5.375% 2016	1,420	1,575
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Federal Home Loan Bank 1.75% 2018	$25,000	$ 25,280
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,198
CoBank, ACB 0.833% 2022[3,4]	935	860
		318,405
Bonds & notes of governments & government agencies outside the U.S. 1.60%

Spanish Government 4.00% 2018[4]	25,000	26,855
Polish Government 5.00% 2015	8,000	8,500
Polish Government 6.375% 2019	2,825	3,365
Polish Government 3.00% 2023	15,000	14,666
Lithuania (Republic of) 7.375% 2020	10,000	12,325
Bermuda Government 5.603% 2020[4]	7,500	8,370
Bermuda Government 4.854% 2024[4]	3,525	3,688
Swedish Government 1.00% 2014[4]	10,600	10,600
United Mexican States Government Global, Series A, 4.00% 2023	10,000	10,537
Finland (Republic of) 1.25% 2015[4]	10,000	10,137
Netherlands Government 1.00% 2017	10,000	10,075
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,382
European Investment Bank 3.125% 2014	9,250	9,251
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	5,440	5,485
Chilean Government 3.875% 2020	5,000	5,390
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,397
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	730	734
		153,757
Asset-backed obligations[5] 1.55%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	22,000	22,121
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	15,000	15,037
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4]	10,000	10,138
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	15,190	15,756
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.127% 2021[3,4,7]	20,245	20,245
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.55% 2028[3,4]	10,455	10,460
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	4,470	4,471
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	5,090	5,095
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	2,415	2,416
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019	7,000	7,028
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4]	8,360	8,354
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4]	7,085	7,098
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4]	6,230	6,312
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3]	1,323	1,199
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3]	3,469	3,133
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	2,939	3,025
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	2,960	2,965
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.572% 2026[3,4]	2,500	2,501
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,081	1,127
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	364	383
		148,864
Municipals 0.50%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	13,500	13,665
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	12,500	12,699
State of New Jersey, General Obligation Refunding Bonds,
Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,442
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	$7,500	$ 7,462
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,519
		47,787
Total bonds, notes & other debt instruments (cost: $9,132,661,000)		9,303,767
Preferred securities 0.03%

U.S. government agency securities 0.03%	Shares

CoBank, ACB, Class E, noncumulative[4]	4,000	2,936
Total preferred securities (cost: $3,985,000)		2,936
	Principal amount
Short-term securities 5.71%	(000)

IBM Corp. 0.06%–0.07% due 6/19–6/26/2014[4]	$203,400	203,391
Coca-Cola Co. 0.10%–0.13% due 7/16–8/22/2014[4]	135,000	134,968
Merck & Co. Inc. 0.08% due 6/17/2014[4]	59,400	59,398
John Deere Capital Corp. 0.06% due 6/12/2014[4]	50,000	49,999
Fannie Mae 0.07%–0.09% due 7/23–11/12/2014	49,800	49,789
Wal-Mart Stores, Inc. 0.05% due 6/23/2014[4]	18,600	18,599
Pfizer Inc 0.09% due 6/17/2014[4]	13,500	13,500
Federal Home Loan Bank 0.095%–0.10% due 7/9–7/25/2014	11,500	11,500
Parker-Hannifin Corp. 0.07% due 6/25/2014[4]	6,600	6,600
Total short-term securities (cost: $547,742,000)		547,744
Total investment securities (cost: $9,684,388,000)		9,854,447
Other assets less liabilities		(267,253)
Net assets		$9,587,194

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $98,400,000 over the prior five-month period.

					Unrealized
				Notional	depreciation
Pay/receive				amount	at 5/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Receive	3-month USD-LIBOR	2.30773%	4/10/2021	$10,255	$ (151)
Receive	3-month USD-LIBOR	2.30769	4/10/2021	24,615	(362)
Receive	3-month USD-LIBOR	2.305226	4/10/2021	5,130	(75)
Receive	3-month USD-LIBOR	2.22629	5/13/2021	68,000	(568)
Receive	3-month USD-LIBOR	3.269	5/9/2034	4,000	(56)
					$(1,212)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,309,000, which represented ..04% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,274,209,000, which represented 13.29% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion or all of the security purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,048,000, which represented .26% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2014, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 174,337
Gross unrealized depreciation on investment securities	(9,796)
Net unrealized appreciation on investment securities	164,541
Cost of investment securities for federal income tax purposes	9,689,906

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0714O-S42152

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2014